INCOME TAXES (Income (Loss) Before Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
PRC	$ (505)	(3,150)	107,299	226,326
Non-PRC	(461)	(2,870)	(6,906)	(1,860)
Income (loss) before income tax expense	$ (966)	(6,020)	100,393	224,466